Non-trading securities - Non-Trading securities Reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Non-trading debt securities [Line Items]
Cost and/or amortized cost		¥ 288,743	¥ 308,731
Gross unrealized gains		42,225	50,591
Gross unrealized losses		1,646	361
Fair value		329,322	358,961
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[1]	84,926	106,785
Gross unrealized gains	[1]	4,046	5,123
Gross unrealized losses	[1]	162	36
Fair value	[1]	88,810	111,872
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[2]	161,685	161,631
Gross unrealized gains	[2]	14,078	22,717
Gross unrealized losses	[2]	1,251	95
Fair value	[2]	174,512	184,253
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	[3]	42,132	40,315
Gross unrealized gains	[3]	24,101	22,751
Gross unrealized losses	[3]	233	230
Fair value	[3]	¥ 66,000	¥ 62,836

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.
[3]	Primarily Japanese equity securities.